Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2020
Financial Instruments By Category [Abstract]
Schedule of financial assets and financial liabilities

		Financial assets at fair value through profit or loss
	Financial assets at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial assets	Non-financial assets	Total
June 30, 2020
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	57,759	-	-	-	57,759	17,134	74,893
Investment in financial assets:
- Equity securities in public companies	-	574	230	-	804	-	804
- Equity securities in private companies	-	-	-	2,909	2,909	-	2,909
- Deposits	956	61	-	-	1,017	-	1,017
- Bonds	-	7,823	1,444	-	9,267	-	9,267
- Mutual funds	-	4,455	-	-	4,455	-	4,455
- Others	-	2,213	810	232	3,255	-	3,255
Derivative financial instruments:
- Crops options contracts	-	86	-	-	86	-	86
- Crops future contracts	-	15	-	-	15	-	15
- Foreign-currency options contracts	-	-	-	-	-	-	-
- Foreign-currency future contracts	-	16	128	-	144	-	144
- Swaps	-	-	17	-	17	-	17
- Warrants	-	-	-	142	142	-	142
- Others	61	-	20	-	81	-	81
Restricted assets (ii)	8,145	-	-	-	8,145	-	8,145
Financial assets held for sale
- Clal	-	3,377	-	-	3,377	-	3,377
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	27,031	-	-	-	27,031	-	27,031
- Short-term investments	63,765	10,130	-	-	73,895	-	73,895
Total assets	157,717	28,750	2,649	3,283	192,399	17,134	209,533

		Financial liabilities at fair value
	Financial liabilities at amortized cost	Level 1	Level 2	Level 3	Subtotal financial liabilities	Non-financial liabilities	Total
June 30, 2020
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	30,928	-	-	-	30,928	7,881	38,809
Borrowings (excluding finance lease liabilities) (Note 22)	418,807	-	-	-	418,807	-	418,807
Finance lease obligations (Note 22)	-	-	-	-	-	-	-
Derivative financial instruments:
- Crops options contracts	-	71	-	-	71	-	71
- Crops futures contracts	-	37	-	-	37	-	37
- Crops options contracts	-	171	50	-	221	-	221
- Swaps	-	-	95	-	95	-	95
- Forwards	-	-	61	-	61	-	61
- Others	-	-	956	20	976	-	976
Total liabilities	449,735	279	1,162	20	451,196	7,881	459,077

		Financial assets at fair value through profit or loss
	Financial assets at amortized cost (i)	Level 1	Level 2	Level 3	Subtotal financial assets	Non-financial assets	Total
June 30, 2019
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	49,341	-	-	-	49,341	13,547	62,888
Investment in financial assets:
- Equity securities in public companies	-	1,367	197	-	1,564	-	1,564
- Equity securities in private companies	-	-	-	2,610	2,610	-	2,610
- Deposits	5,301	51	-	-	5,352	-	5,352
- Bonds	-	22,430	1,518	966	24,914	-	24,914
- Mutual funds	-	10,289	-	-	10,289	-	10,289
- Others	-	3,411	623	500	4,534	-	4,534
Derivative financial instruments:
- Crops futures contracts	-	13	-	-	13	-	13
- Swaps	-	-	16	-	16	-	16
- Warrants	-	-	-	136	136	-	136
- Crops options contracts	-	46	-	-	46	-	46
- Foreign-currency options contracts	-	43	-	-	43	-	43
- Foreign-currency future contracts	-	3	41	-	44	-	44
- Others	-	-	17	-	17	-	17
Restricted assets (ii)	10,808	-	-	-	10,808	-	10,808
Financial assets held for sale
- Clal	-	22,638	-	-	22,638	-	22,638
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	10,142	-	-	-	10,142	-	10,142
- Short-term investments	74,873	4,289	-	-	79,162	-	79,162
Total assets	150,465	64,580	2,412	4,212	221,669	13,547	235,216

	Financial liabilities at amortized	Financial liabilities at fair value			Subtotal financial	Non-financial
	cost (i)	Level 1	Level 2	Level 3	liabilities	liabilities	Total
June 30, 2019
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	26,444	-	-	-	26,444	8,685	35,129
Borrowings (excluding finance lease liabilities) (Note 22)	477,432	-	-	-	477,432	-	477,432
Finance lease obligations (Note 22)	366	-	-	-	366	-	366
Derivative financial instruments:
- Crops futures contracts	-	103	-	-	103	-	103
- Foreign-currency contracts	-	36	-	-	36	-	36
- Crops options contracts	-	89	-	-	89	-	89
- Swaps	-	-	192	-	192	-	192
- Others	-	-	1,246	69	1,315	-	1,315
Total liabilities	504,242	228	1,438	69	505,977	8,685	514,662

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 22).
(ii)	Corresponds to deposits in guarantee and escrows.

Schedule of book value of financial instruments recognized

	06.30.20			06.30.19
		Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	60,296	(2,537)	57,759	51,753	(2,412)	49,341
Financial liabilities
Trade and other payables	33,465	(2,537)	30,928	28,856	(2,412)	26,444

Schedule of income, expense, gains and losses on financial instruments

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income	1,059	-	1,059
Interest earned on operating assets	1,782	-	1,782
Interest expenses	(24,357)	-	(24,357)
Foreign exchange loss	(10,197)	-	(10,197)
Dividends income	168	-	168
Fair value gains financial assets at fair value through profit or loss	-	(9,862)	(9,862)
Gain from repurchase of Non-convertible Notes	2,885	-	2,885
Gain on financial instruments derived from commodities	-	439	439
Results from derivative financial instruments, net	-	(1,493)	(1,493)
Other financial income	236	-	236
Other financial results	(1,439)	-	(1,439)
Net result (i)	(29,863)	(10,916)	(40,779)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income	983	-	983
Interest earned on operating assets	841	-	841
Interest expenses	(21,893)	-	(21,893)
Foreign exchange loss	2,633	-	2,633
Dividends income	97	-	97
Fair value gains financial assets at fair value through profit or loss	-	2,797	2,797
Gain / (loss) from repurchase of Non-convertible Notes	74	-	74
Gain on financial instruments derived from commodities	-	446	446
Results from derivative financial instruments, net	-	477	477
Other financial income	695	-	695
Other financial results	(971)	-	(971)
Net result (i)	(17,541)	3,720	(13,821)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income	1,267	-	1,267
Interest earned on operating assets	156	-	156
Interest expenses	(19,564)	-	(19,564)
Foreign exchange loss	(19,587)	-	(19,587)
Dividends income	209	-	209
Fair value loss in financial assets at fair value through profit or loss	-	(1,834)	(1,834)
Loss from repurchase of Non-convertible Notes	(5,908)	-	(5,908)
Results from derivative financial instruments, net	-	(743)	(743)
Loss from repurchase of Non-convertible Notes	-	(4)	(4)
Gain on financial instruments derived from commodities	-	56	56
Other financial results	(1,078)	-	(1,078)
Net result (i)	(44,505)	(2,525)	(47,030)

Schedule of changes in Level 3 instruments

	Derivative financial instruments - Forwards	Investments in financial assets - Private companies’ securities	Investments in financial assets - Others	Investments in financial assets - Warrants	Total
Balance as of June 30, 2018	(51)	2,597	2,064	-	4,610
Additions and acquisitions	-	172	-	-	172
Transfer to level 1 (ii)	-	153	(197)	103	59
Currency translation adjustment	-	(65)	(31)	19	(77)
Gains and losses recognized in the year (i)	(18)	(247)	(370)	14	(621)
Balance as of June 30, 2019	(69)	2,610	1,466	136	4,143
Additions and acquisitions	-	35	-	-	35
Transfer to level 1 (ii)	-	-	-	351	351
Currency translation adjustment	(7)	476	106	245	820
Write off	-	-	(977)	(610)	(1,587)
Gains and losses recognized in the year (i)	56	(212)	(363)	20	(499)
Balance as of June 30, 2020	(20)	2,909	232	142	3,263

(i)	Included within “Financial results, net” in the Statements of income.
(ii)	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Investments in financial assets - Other private companies’ securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.

			Level 3	1 - 3.5
Derivative financial instruments Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*)	An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.